SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share-based payment expense	The following table sets forth the total share-based payment expense for the six and three-month periods ended June 30 in relation to all directors and employees of the Company.

	Six-month period		Three-month period
	2026	2025	2026	2025
Equity-settled share-based payment expense	1	—	1	—
Total share-based compensation expense	1	—	1	—

Schedule of fair value assumptions share-based payments	The following table sets forth the principal assumptions applied by the Group in determining the fair value of issued equity settled share-based payment awards with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65%	-	3.83%
Long-term dividend yield (%)			—%
Volatility of share price (%)	48.44%	-	49.80%
Share price (p)	$11.72	-	$12.59